Borrowings - Short-Term Borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Equity Method Investments And Cost Method Investments [Abstract]
Balance at year-end	$ 48,742	$ 48,598
Average balance outstanding	51,801	51,571
Maximum month-end balance	$ 55,642	$ 54,462
Weighted-average rate at year-end	0.16%	0.14%
Weighted-average rate during the year	0.14%	0.14%